Indebtedness (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
The scheduled principal amortization and maturities of the Company's mortgage loans, unsecured notes outstanding and the Credit Facilities (as defined below) and the related weighted average interest rates at December 31, 2018 are as follows (in thousands, except percentages):

						Weighted
	Mortgages					Average
	Principal	Principal	Unsecured	Credit		Interest
	Amortization	Maturities	Notes	Facilities	Total	Rate
2019	$6,504	$50,043	$—	$—	$56,547	4.0%
2020	3,539	67,361	350,000	—	420,900	4.7%
2021	2,504	65,009	—	411,846	479,359	3.5%
2022	2,172	—	400,000	—	402,172	4.1%
2023	2,281	—	300,000	—	302,281	3.4%
2024	2,395	—	450,000	—	452,395	4.4%
2025	2,503	—	400,000	—	402,503	3.8%
2026	2,494	1,946	400,000	—	404,440	3.3%
2027	2,617	—	—	—	2,617	4.8%
2028 and thereafter	17,183	165,229	—	—	182,412	2.9%
Subtotal	$44,192	$349,588	$2,300,000	$411,846	$3,105,626	3.8%
Reconciling items (1)	1,422	—	(14,302)	—	(12,880)
Total for consolidated balance sheet	$45,614	$349,588	$2,285,698	$411,846	$3,092,746

(1)
Includes deferred financing costs, premium/discount and market adjustments.